UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/29/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of February 29, 2016 (Unaudited)

Deutsche Multi-Market Income Trust

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 75.4%
Consumer Discretionary 21.0%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		140,000	142,450
Ally Financial, Inc.:
3.25%, 2/13/2018		935,000	925,650
4.125%, 3/30/2020		1,810,000	1,800,950
Altice Financing SA:
144A, 6.5%, 1/15/2022		240,000	241,800
144A, 7.875%, 12/15/2019		335,000	349,237
Altice Finco SA, 144A, 9.875%, 12/15/2020		335,000	356,775
AMC Entertainment, Inc., 5.875%, 2/15/2022		295,000	305,325
AmeriGas Finance LLC:
6.75%, 5/20/2020		625,000	634,375
7.0%, 5/20/2022		485,000	497,731
APX Group, Inc., 6.375%, 12/1/2019		295,000	287,625
Asbury Automotive Group, Inc.:
6.0%, 12/15/2024		525,000	519,750
144A, 6.0%, 12/15/2024		525,000	519,750
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		455,000	467,512
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		480,000	388,800
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		485,000	429,225
5.5%, 4/1/2023		770,000	729,575
Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023		200,000	211,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		580,000	565,500
Boyd Gaming Corp., 6.875%, 5/15/2023		165,000	169,538
Caleres, Inc., 6.25%, 8/15/2023		140,000	138,600
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		445,000	441,662
144A, 5.375%, 5/1/2025		335,000	331,650
144A, 5.875%, 4/1/2024		385,000	393,181
144A, 5.875%, 5/1/2027		550,000	550,000
CCOH Safari LLC, 144A, 5.75%, 2/15/2026		710,000	711,867
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		815,000	747,762
144A, 6.375%, 9/15/2020		810,000	792,787
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		186,987	192,129
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625%, 3/15/2020		85,000	69,169
Series B, 7.625%, 3/15/2020		465,000	409,200
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020		35,000	35,350
CSC Holdings LLC, 5.25%, 6/1/2024		305,000	260,775
Dana Holding Corp.:
5.375%, 9/15/2021		2,000,000	1,933,740
5.5%, 12/15/2024		195,000	181,594
DISH DBS Corp.:
5.0%, 3/15/2023		460,000	407,100
6.75%, 6/1/2021		110,000	112,063
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		1,110,000	1,165,500
144A, 5.75%, 3/1/2023		350,000	372,312
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020		400,000	394,000
5.25%, 4/15/2023		600,000	567,000
Global Partners LP, 7.0%, 6/15/2023		270,000	175,500
Goodyear Tire & Rubber Co.:
5.125%, 11/15/2023		210,000	215,775
6.5%, 3/1/2021		1,000,000	1,053,130
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		545,000	509,575
144A, 5.25%, 12/15/2023		755,000	707,812
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		290,000	303,775
7.5%, 7/15/2020		105,000	110,513
11.5%, 7/15/2020		280,000	309,400
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		110,000	101,200
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,060,000	1,042,775
Lamar Media Corp., 144A, 5.75%, 2/1/2026		75,000	77,672
Lennar Corp., 4.75%, 11/15/2022		500,000	493,750
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		70,000	69,475
144A, 7.0%, 9/1/2020		470,000	492,912
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		330,000	335,775
Mediacom Broadband LLC:
5.5%, 4/15/2021		70,000	67,550
6.375%, 4/1/2023		610,000	591,700
Mediacom LLC, 7.25%, 2/15/2022		165,000	166,238
MGM Resorts International:
6.0%, 3/15/2023		300,000	307,500
6.75%, 10/1/2020		615,000	658,050
8.625%, 2/1/2019		770,000	872,025
NCL Corp., Ltd., 144A, 4.625%, 11/15/2020		305,000	296,613
Neptune Finco Corp.:
144A, 6.625%, 10/15/2025		200,000	211,000
144A, 10.125%, 1/15/2023		600,000	645,750
144A, 10.875%, 10/15/2025		330,000	356,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	156,938
Numericable-SFR:
144A, 4.875%, 5/15/2019		715,000	714,642
144A, 6.0%, 5/15/2022		1,070,000	1,059,300
Penske Automotive Group, Inc., 5.375%, 12/1/2024		700,000	679,000
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		210,000	222,863
Quebecor Media, Inc., 5.75%, 1/15/2023		295,000	306,062
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023		70,000	71,050
144A, 5.375%, 4/15/2023		25,000	25,188
Sally Holdings LLC, 5.625%, 12/1/2025		535,000	556,400
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		400,000	391,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		180,000	179,100
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		165,000	169,538
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		310,000	323,950
Spectrum Brands, Inc., 5.75%, 7/15/2025		135,000	142,256
Springs Industries, Inc., 6.25%, 6/1/2021		415,000	409,812
Starz LLC, 5.0%, 9/15/2019		230,000	232,875
Suburban Propane Partners LP, 5.75%, 3/1/2025		150,000	126,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025		345,000	334,650
TRI Pointe Group, Inc., 4.375%, 6/15/2019		185,000	178,525
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,320,000	1,382,700
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,075,000	1,064,250
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		144,000	152,460
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		445,500	468,889
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		275,000	232,375
144A, 8.5%, 10/15/2022		295,000	273,613
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		390,000	389,025
			40,164,335
Consumer Staples 2.1%
Aramark Services, Inc., 144A, 5.125%, 1/15/2024		220,000	230,450
Constellation Brands, Inc., 4.75%, 12/1/2025		90,000	94,050
Cott Beverages, Inc.:
5.375%, 7/1/2022		515,000	512,425
6.75%, 1/1/2020		195,000	205,237
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		500,000	516,250
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		360,000	315,000
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		220,000	189,200
144A, 7.25%, 6/1/2021		775,000	749,812
144A, 8.25%, 2/1/2020		240,000	240,720
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		205,000	199,363
Pinnacle Foods Finance LLC, 144A, 5.875%, 1/15/2024		65,000	68,575
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		155,000	164,494
Smithfield Foods, Inc., 6.625%, 8/15/2022		15,000	15,825
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	438,700
			3,940,101
Energy 5.0%
Antero Resources Corp.:
5.125%, 12/1/2022		365,000	311,162
5.375%, 11/1/2021		320,000	276,800
144A, 5.625%, 6/1/2023		210,000	179,550
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		235,000	176,250
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		275,000	195,250
Concho Resources, Inc., 5.5%, 4/1/2023		575,000	534,750
Continental Resources, Inc., 5.0%, 9/15/2022		715,000	542,685
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	491,875
Gulfport Energy Corp., 6.625%, 5/1/2023		110,000	93,225
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		385,000	261,800
Holly Energy Partners LP, 6.5%, 3/1/2020		165,000	155,925
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		215,000	106,963
Laredo Petroleum, Inc., 6.25%, 3/15/2023		310,000	192,975
Memorial Resource Development Corp., 5.875%, 7/1/2022		245,000	166,600
Newfield Exploration Co.:
5.375%, 1/1/2026		155,000	134,075
5.75%, 1/30/2022		305,000	285,937
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		110,000	64,350
6.875%, 1/15/2023		65,000	37,538
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		410,000	414,200
Range Resources Corp., 144A, 4.875%, 5/15/2025		440,000	380,600
Ras Laffan Liquefied Natural Gas Co., Ltd. II, 144A, 5.298%, 9/30/2020		1,181,475	1,256,936
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		1,250,000	1,244,215
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	40,000
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		60,000	53,700
6.625%, 10/1/2022		250,000	223,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021		980,000	935,287
Sunoco LP:
144A, 5.5%, 8/1/2020		170,000	162,350
144A, 6.375%, 4/1/2023		155,000	147,250
Whiting Petroleum Corp., 6.25%, 4/1/2023		475,000	217,313
WPX Energy, Inc., 7.5%, 8/1/2020		545,000	343,350
			9,626,661
Financials 6.3%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		2,375,000	2,413,594
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		370,000	372,775
CIT Group, Inc., 3.875%, 2/19/2019		1,475,000	1,467,625
CNO Financial Group, Inc.:
4.5%, 5/30/2020		520,000	518,050
5.25%, 5/30/2025		165,000	160,050
Commonwealth Bank of Australia, 144A, 4.5%, 12/9/2025		2,105,000	2,074,459
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	513,125
E*TRADE Financial Corp.:
4.625%, 9/15/2023		205,000	200,900
5.375%, 11/15/2022		180,000	187,090
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		240,000	249,000
(REIT), 5.375%, 4/1/2023		995,000	1,064,351
(REIT), 5.75%, 1/1/2025		180,000	186,300
(REIT), 5.875%, 1/15/2026		180,000	188,100
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		415,000	427,450
(REIT), 6.375%, 3/1/2024		390,000	399,750
(REIT), 6.875%, 5/1/2021		415,000	432,638
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	461,250
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		405,000	421,200
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		360,000	344,700
			12,082,407
Health Care 6.7%
Alere, Inc., 144A, 6.375%, 7/1/2023		220,000	241,450
Community Health Systems, Inc.:
5.125%, 8/1/2021		75,000	75,375
7.125%, 7/15/2020		2,190,000	1,971,000
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		110,000	95,700
Endo Finance LLC:
144A, 5.75%, 1/15/2022		305,000	308,050
144A, 5.875%, 1/15/2023		285,000	283,575
Endo Ltd.:
144A, 6.0%, 7/15/2023		240,000	242,400
144A, 6.0%, 2/1/2025		150,000	149,250
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018		170,000	187,850
HCA, Inc.:
6.5%, 2/15/2020		1,700,000	1,883,090
7.5%, 2/15/2022		620,000	700,476
Hologic, Inc., 144A, 5.25%, 7/15/2022		110,000	115,214
IMS Health, Inc., 144A, 6.0%, 11/1/2020		365,000	377,468
LifePoint Health, Inc.:
5.5%, 12/1/2021		385,000	397,513
5.875%, 12/1/2023		310,000	322,400
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020		185,000	183,150
144A, 5.625%, 10/15/2023		335,000	329,138
Tenet Healthcare Corp.:
144A, 4.012% **, 6/15/2020		205,000	201,925
6.75%, 6/15/2023		435,000	394,219
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		390,000	352,950
144A, 5.875%, 5/15/2023		360,000	303,750
144A, 6.125%, 4/15/2025		1,100,000	923,312
144A, 6.375%, 10/15/2020		320,000	293,600
144A, 6.75%, 8/15/2018		1,025,000	989,125
144A, 7.5%, 7/15/2021		1,455,000	1,371,337
			12,693,317
Industrials 9.6%
ADT Corp.:
3.5%, 7/15/2022		190,000	159,125
4.125%, 4/15/2019		65,000	68,413
5.25%, 3/15/2020		320,000	315,200
6.25%, 10/15/2021		580,000	565,500
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		690,000	698,625
Air Lease Corp., 4.75%, 3/1/2020		3,915,000	3,983,512
Allegion PLC, 5.875%, 9/15/2023		110,000	115,225
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		395,000	328,837
Belden, Inc., 144A, 5.5%, 9/1/2022		505,000	487,325
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		480,000	336,000
144A, 6.0%, 10/15/2022		355,000	250,275
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK)		165,000	143,550
Casella Waste Systems, Inc., 7.75%, 2/15/2019		540,000	530,550
CNH Industrial Capital LLC, 3.875%, 7/16/2018		400,000	393,000
Covanta Holding Corp., 5.875%, 3/1/2024		295,000	253,700
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		385,000	383,942
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		210,000	182,700
DR Horton, Inc., 4.0%, 2/15/2020		100,000	101,750
EnerSys, 144A, 5.0%, 4/30/2023		55,000	52,388
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		300,000	300,375
FTI Consulting, Inc., 6.0%, 11/15/2022		295,000	304,587
Garda World Security Corp., 144A, 7.25%, 11/15/2021		400,000	280,000
Gates Global LLC, 144A, 6.0%, 7/15/2022		245,000	182,219
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		415,000	436,787
144A, 5.0%, 11/15/2025		213,000	223,250
Masonite International Corp., 144A, 5.625%, 3/15/2023		230,000	238,050
Meritor, Inc.:
6.25%, 2/15/2024		285,000	232,190
6.75%, 6/15/2021		400,000	344,000
Moog, Inc., 144A, 5.25%, 12/1/2022		175,000	171,500
MTW Foodservice Escrow Corp., 144A, 9.5%, 2/15/2024		155,000	163,331
Nortek, Inc., 8.5%, 4/15/2021		315,000	325,237
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		280,000	271,600
Oshkosh Corp.:
5.375%, 3/1/2022		217,500	219,131
5.375%, 3/1/2025		803,000	792,962
Ply Gem Industries, Inc., 6.5% , 2/1/2022		525,000	446,532
SBA Communications Corp., 5.625%, 10/1/2019		285,000	296,400
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		390,000	398,775
Summit Materials LLC:
6.125%, 7/15/2023		355,000	316,837
144A, 8.5%, 4/15/2022 (b)		155,000	154,225
Titan International, Inc., 6.875%, 10/1/2020		335,000	244,550
Triumph Group, Inc., 5.25%, 6/1/2022		175,000	140,000
United Rentals North America, Inc.:
4.625%, 7/15/2023		175,000	175,000
6.125%, 6/15/2023		35,000	35,893
7.625%, 4/15/2022		455,000	483,720
USG Corp., 144A, 5.5%, 3/1/2025		10,000	10,200
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		255,000	214,200
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020		439,000	441,744
144A, 4.5%, 4/29/2022		610,000	601,612
144A, 4.75%, 4/29/2025		470,000	448,850
			18,243,374
Information Technology 4.6%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		140,000	142,975
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,255,000	1,319,319
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		425,000	429,250
144A, 6.125%, 11/1/2023		120,000	121,200
Cardtronics, Inc., 5.125%, 8/1/2022		175,000	169,750
CDW LLC:
5.5%, 12/1/2024		355,000	366,537
6.0%, 8/15/2022		160,000	170,000
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		300,000	315,597
EarthLink Holdings Corp., 7.375%, 6/1/2020		345,000	347,587
EMC Corp., 1.875%, 6/1/2018		1,200,000	1,154,964
Entegris, Inc., 144A, 6.0%, 4/1/2022		215,000	217,688
First Data Corp.:
144A, 6.75%, 11/1/2020		1,579,000	1,666,634
144A, 7.0%, 12/1/2023		355,000	355,000
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		380,000	403,275
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		240,000	208,200
Informatica LLC, 144A, 7.125%, 7/15/2023		110,000	101,200
Jabil Circuit, Inc., 5.625%, 12/15/2020		400,000	414,000
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		250,000	213,750
NCR Corp.:
5.875%, 12/15/2021		75,000	73,688
6.375%, 12/15/2023		190,000	186,200
Open Text Corp., 144A, 5.625%, 1/15/2023		200,000	197,000
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		155,000	137,950
Sanmina Corp., 144A, 4.375%, 6/1/2019		35,000	35,350
			8,747,114
Materials 9.4%
ArcelorMittal SA, 5.125%, 6/1/2020		70,000	62,475
Ardagh Packaging Finance PLC:
144A, 3.512% **, 12/15/2019		490,000	476,525
144A, 6.75%, 1/31/2021		340,000	319,175
Ball Corp.:
4.375%, 12/15/2020		155,000	161,975
5.25%, 7/1/2025		275,000	286,687
Berry Plastics Corp., 5.5%, 5/15/2022		600,000	624,000
Cascades, Inc., 144A, 5.5%, 7/15/2022		185,000	174,362
Celanese U.S. Holdings LLC, 4.625%, 11/15/2022		1,500,000	1,485,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		1,300,000	1,287,000
Chemours Co.:
144A, 6.625%, 5/15/2023		205,000	148,113
144A, 7.0%, 5/15/2025		95,000	68,875
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		215,000	205,325
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		335,000	286,425
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		230,000	182,850
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		200,000	104,000
144A, 7.0%, 2/15/2021		630,000	324,450
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017		800,000	732,000
2.375%, 3/15/2018		500,000	431,250
Greif, Inc., 7.75%, 8/1/2019		870,000	963,525
Hexion, Inc., 6.625%, 4/15/2020		190,000	150,100
Kaiser Aluminum Corp., 8.25%, 6/1/2020		395,000	410,800
Novelis, Inc., 8.75%, 12/15/2020		1,820,000	1,688,050
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	386,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		390,000	374,400
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		235,000	190,350
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		3,720,000	3,822,300
6.875%, 2/15/2021		760,000	786,600
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		120,000	123,600
144A, 5.125%, 12/1/2024		60,000	62,250
Tronox Finance LLC:
6.375%, 8/15/2020		275,000	172,563
144A, 7.5%, 3/15/2022		250,000	154,375
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022		1,565,000	1,064,200
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		105,000	109,200
144A, 5.625%, 10/1/2024		55,000	57,338
			17,876,138
Telecommunication Services 8.9%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	7,000,000	364,093
B Communications Ltd., 144A, 7.375%, 2/15/2021		370,000	399,600
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		1,400,000	1,463,353
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		145,000	146,813
Series T, 5.8%, 3/15/2022		550,000	534,187
Series S, 6.45%, 6/15/2021		600,000	609,372
Series W, 6.75%, 12/1/2023		705,000	689,137
CommScope, Inc.:
144A, 4.375%, 6/15/2020		135,000	137,363
144A, 5.0%, 6/15/2021		350,000	343,000
CyrusOne LP, 6.375%, 11/15/2022		395,000	400,925
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		355,000	253,825
144A, 8.25%, 9/30/2020		633,000	493,740
Digicel Ltd.:
144A, 6.75%, 3/1/2023		390,000	332,475
144A, 7.0%, 2/15/2020		200,000	177,000
Frontier Communications Corp.:
6.25%, 9/15/2021		160,000	141,800
7.125%, 1/15/2023		870,000	756,630
8.5%, 4/15/2020		130,000	132,275
144A, 10.5%, 9/15/2022		730,000	737,300
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		335,000	362,638
Intelsat Jackson Holdings SA, 5.5%, 8/1/2023		400,000	260,000
Level 3 Financing, Inc.:
5.375%, 8/15/2022		750,000	770,625
144A, 5.375%, 1/15/2024		210,000	215,250
5.375%, 5/1/2025		225,000	228,938
6.125%, 1/15/2021		230,000	240,350
7.0%, 6/1/2020		550,000	576,812
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025		500,000	438,750
Plantronics, Inc., 144A, 5.5%, 5/31/2023		110,000	105,050
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		320,000	314,400
Sprint Corp., 7.125%, 6/15/2024		1,325,000	944,062
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		155,000	159,263
6.375%, 3/1/2025		542,000	547,420
6.5%, 1/15/2026		20,000	20,267
6.625%, 11/15/2020		600,000	624,000
Turk Telekomunikasyon AS, 144A, 3.75%, 6/19/2019		2,000,000	1,980,640
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		290,000	293,625
Windstream Services LLC, 7.75%, 10/15/2020		115,000	94,984
Zayo Group LLC:
6.0%, 4/1/2023		500,000	492,500
6.375%, 5/15/2025		275,000	262,625
			17,045,087
Utilities 1.8%
Calpine Corp.:
5.375%, 1/15/2023		290,000	270,425
5.75%, 1/15/2025		290,000	261,000
Comision Federal de Electricidad, 144A, 6.125%, 6/16/2045		700,000	670,250
Dynegy, Inc.:
7.375%, 11/1/2022		275,000	229,625
7.625%, 11/1/2024		485,000	401,337
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		400,000	280,000
NGL Energy Partners LP, 5.125%, 7/15/2019		245,000	143,938
NRG Energy, Inc.:
6.25%, 5/1/2024		1,050,000	871,500
7.875%, 5/15/2021		275,000	259,531
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		125,000	100,625
			3,488,231
Total Corporate Bonds (Cost $150,098,363)			143,906,765
Asset-Backed 3.3%
Miscellaneous
Apidos CLO XXI, "C", Series 2015-21A, 144A, 3.867% **, 7/18/2027		1,125,000	941,736
Babson CLO Ltd., "D", Series 2015-2A, 144A, 4.098% **, 7/20/2027		2,000,000	1,745,784
Cumberland Park CLO Ltd., "D", Series 2015-2A, 144A, 3.699% **, 7/20/2026		1,500,000	1,271,678
Marea CLO Ltd., "DR", Series 2012-1A, 144A, 4.071% **, 10/15/2023		1,500,000	1,179,933
Neuberger Berman CLO XVIII Ltd., "C", Series 2014-18A, 144A, 4.112% **, 11/14/2025		1,500,000	1,192,359
Total Asset-Backed (Cost $7,449,233)			6,331,490
Collateralized Mortgage Obligation 0.4%
Federal National Mortgage Association, "PZ", Series 2010-129, 4.5%, 11/25/2040 (Cost $847,386)		808,968	861,848
Government & Agency Obligations 8.8%
Other Government Related (c) 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		985,000	1,016,954
Sovereign Bonds 8.3%
Dominican Republic, 144A, 6.875%, 1/29/2026		300,000	309,750
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,250,000	1,032,825
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		700,000	683,410
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	654	230
Republic of Armenia, 144A, 7.15%, 3/26/2025		500,000	481,250
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		400,000	338,000
Republic of El Salvador:
144A, 6.375%, 1/18/2027		350,000	296,625
144A, 7.65%, 6/15/2035		500,000	413,750
Republic of Hungary:
4.0%, 3/25/2019		800,000	831,104
Series 19/A, 6.5%, 6/24/2019	HUF	51,600,000	207,847
Republic of Panama:
3.75%, 3/16/2025		1,030,000	1,042,875
9.375%, 1/16/2023		2,610,000	3,503,925
Republic of Paraguay, 144A, 6.1%, 8/11/2044		200,000	194,500
Republic of Peru, 4.125%, 8/25/2027		500,000	511,750
Republic of Slovenia:
144A, 4.75%, 5/10/2018		800,000	846,152
144A, 5.5%, 10/26/2022		2,200,000	2,475,000
Republic of South Africa, Series R204, 8.0%, 12/21/2018	ZAR	4,700,000	291,041
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		1,000,000	962,353
Republic of Uruguay, 5.1%, 6/18/2050		120,000	107,700
United Mexican States:
3.6%, 1/30/2025		375,000	373,125
4.6%, 1/23/2046		800,000	734,000
ZAR Sovereign Capital Fund Propriety Ltd., 144A, 3.903%, 6/24/2020		185,000	181,600
			15,818,812
Total Government & Agency Obligations (Cost $17,134,257)			16,835,766
Loan Participations and Assignments 49.5%
Senior Loans **
Consumer Discretionary 13.1%
1011778 B.C. Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/2021		1,552,000	1,546,056
Altice U.S. Finance I Corp., Term Loan, 4.25%, 12/14/2022		1,498,393	1,473,242
Atlantic Broadband Finance LLC, Term Loan B, 3.25%, 11/30/2019		3,508,271	3,486,713
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,329,246	1,318,719
CSC Holdings, Inc., Term Loan B, 2.939%, 4/17/2020		3,508,361	3,484,977
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		1,760,000	1,767,154
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		3,199,326	3,193,775
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		3,225,662	3,139,989
Seminole Tribe of Florida, Term Loan, 3.0%, 4/29/2020		3,181,550	3,169,619
Visteon Corp., Term Delay Draw B, 3.5%, 4/9/2021		2,500,000	2,485,413
			25,065,657
Consumer Staples 5.1%
Albertson's LLC, Term Loan B2, 5.5%, 3/21/2019		2,643,788	2,615,882
Pinnacle Foods Finance LLC:
Term Loan G, 3.0%, 4/29/2020		1,136,077	1,127,324
Term Loan H, 3.0%, 4/29/2020		2,534,623	2,514,625
U.S. Foods, Inc., Term Loan, 4.5%, 3/31/2019		2,992,327	2,959,143
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		604,238	600,461
			9,817,435
Energy 0.5%
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		1,280,040	920,989
Financials 0.8%
Delos Finance Sarl, Term Loan B, 3.5%, 3/6/2021		1,575,000	1,566,637
Health Care 5.2%
AmSurg Corp., First Lien Term Loan B, 3.5%, 7/16/2021		792,925	790,114
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		280,241	267,923
Term Loan H, 4.0%, 1/27/2021		515,635	491,199
Convatec, Inc., Term Loan, 4.25%, 6/15/2020		2,493,734	2,440,743
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		3,943,940	3,945,912
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		1,088,490	1,024,345
Term Loan B, 3.75%, 12/11/2019		1,015,563	957,422
			9,917,658
Industrials 11.1%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		3,344,364	3,352,423
Booz Allen Hamilton, Inc., Term Loan, 3.75%, 7/31/2019		2,500,000	2,507,562
Hertz Corp., Term Loan B, 3.75%, 3/11/2018		1,496,144	1,484,227
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		3,462,635	3,295,269
Quikrete Holdings, Inc., First Lien Term Loan, 4.0%, 9/28/2020		3,000,000	2,935,320
Sabre, Inc., Term Loan B, 4.0%, 2/19/2019		1,994,859	1,978,900
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,783,128	1,735,875
Waste Industries U.S.A., Inc., Term Loan B, 4.25%, 2/27/2020		2,992,462	2,988,722
WP CPP Holdings LLC, Term Loan B3, 4.5%, 12/28/2019		1,041,779	954,530
			21,232,828
Information Technology 1.7%
First Data Corp.:
Term Loan, 3.934%, 3/24/2018		1,500,000	1,483,312
Term Loan, 4.434%, 3/24/2021		1,775,000	1,752,369
			3,235,681
Materials 5.6%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		2,723,525	2,489,193
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,692,932	1,674,682
Berry Plastics Holding Corp.:
Term Loan D, 3.5%, 2/8/2020		2,924,812	2,875,792
Term Loan E, 3.75%, 1/6/2021		1,098,075	1,081,944
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		804,375	733,658
Term Loan B2, 5.5%, 6/7/2020		1,265,414	1,156,272
PolyOne Corp., Term Loan B, 3.75%, 11/11/2022		585,000	585,094
			10,596,635
Telecommunication Services 1.2%
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		53,488	52,986
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022		620,000	612,870
Term Loan B, 4.0%, 1/15/2020		1,670,000	1,670,351
			2,336,207
Utilities 5.2%
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		6,313,275	5,995,654
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		3,966,179	3,907,301
			9,902,955
Total Loan Participations and Assignments (Cost $96,754,385)			94,592,682
Convertible Bond 0.3%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (PIK) (Cost $431,753)		436,635	512,304
Preferred Security 0.3%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $468,206)		675,000	506,250
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)		7	14,774
Industrials 0.0%
Congoleum Corp.*		7,900	0
Quad Graphics, Inc.		109	1,380
			1,380
Materials 0.0%
GEO Specialty Chemicals, Inc.*		46,639	21,006
GEO Specialty Chemicals, Inc. 144A*		649	292
			21,298
Total Common Stocks (Cost $114,610)			37,452
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $87,876)		400	311
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1] (Cost $44,415)		900,000	0
		Shares	Value ($)
Cash Equivalents 1.5%
Central Cash Management Fund, 0.33% (e) (Cost $2,775,392)		2,775,392	2,775,392
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $276,205,876) †		139.5	266,360,260
Other Assets and Liabilities, Net		1.9	3,539,936
Notes Payable		(41.4)	(79,000,000)
Net Assets		100.0	190,900,196

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	400,000	247,236	280,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2016.
†	The cost for federal income tax purposes was $277,136,697. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $10,776,437. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,709,901 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,486,338.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	26,381	14,774	0.01

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
LIBOR: London Interbank Offered Rate;3-Month LIBOR rate at February 29, 2016 is 0.63%.
OJSC: Open Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At February 29, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	900,000[1]	4/20/2016	32,085	(0)

(f)	Unrealized appreciation on written options on interest rate swap contracts at February 29, 2016 was $32,085.

Counterparties:

1	Nomura International PLC

As of February 29, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
MXN	7,194,700	USD	391,516	5/3/2016	(3,248)	BNP Paribas

Currency Abbreviations
ARS	Argentine Peso
HUF	Hungarian Forint
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$143,906,765	$—	$143,906,765
Asset-Backed	—	6,331,490	—	6,331,490
Collateralized Mortgage Obligation	—	861,848	—	861,848
Government & Agency Obligations	—	16,835,766	—	16,835,766
Loan Participations and Assignments	—	94,592,682	—	94,592,682
Convertible Bond	—	—	512,304	512,304
Preferred Security	—	506,250	—	506,250
Common Stocks	1,380	—	36,072	37,452
Warrant	—	—	311	311
Short-Term Investments	2,775,392	—	—	2,775,392
Derivatives (h)
Purchased Options	—	0	—	0
Total	$2,776,772	$263,034,801	$548,687	$266,360,260
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Written Options	$—	$(0)	$—	$(0)
Forward Foreign Currency Exchange Contracts	—	(3,248)	—	(3,248)
Total	$—	$(3,248)	$—	$(3,248)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on forward foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts	Options
Foreign Exchange Contracts	$ (3,248)	$ —
Interest Rate Contracts	$ —	$ (12,330)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 22, 2016